Share-based Payments Arrangement - SENAO's Employee Stock Options Outstanding (Detail) - Senao International Co., Ltd. (SENAO) [Member]	Dec. 31, 2018 TWD ($) yr	Jul. 31, 2018 TWD ($)	Jun. 30, 2018 TWD ($)	Dec. 31, 2017 TWD ($) yr	Jul. 31, 2017 TWD ($)	Jun. 30, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Jul. 31, 2016 TWD ($)	Jun. 30, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Price	$ 66.20	$ 66.20	$ 70.70	$ 70.70	$ 70.70	$ 76.10		$ 76.10	$ 81.40
Number of Options Outstanding	5,318,000			5,926,000			6,587,000			7,787,000
Weighted-average Remaining Contractual Life (Years) | yr	0.35			1.35
Weighted-average Exercise Price	$ 66.20			$ 70.70			$ 76.10			$ 81.40
Options Exercisable Number of Options	5,318,000			5,926,000			4,947,000
Option Exercisable Weighted-average Exercise Price	$ 66.20			$ 70.70			$ 76.10